LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
2022	$ 316
2023	265
2024	233
2025	166
2026 and thereafter	144
Total future lease payments	1,124
Less - imputed interest	(119)
Total lease liability balance	$ 1,005